Stock Incentive Plans (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Minimum
Compensation
Requisite service period of the stock award (in years)	3 years
Maximum
Compensation
Requisite service period of the stock award (in years)	5 years
ESPP
Compensation
Compensation expense related to share-based compensation	$ 112	$ 127	$ 136
Recognized tax benefit on compensation expense	38	42	45
Fair value of each stock option estimated using the Black-Scholes Option Pricing Model
Dividend yield (as a percent)	0.69%	0.57%	0.50%
Expected volatility (as a percent)	20.42%	32.58%	48.89%
Risk-free interest rate (as a percent)	0.15%	0.21%	0.31%
Expected life (in years)	0.5	0.5	0.5
Weighted-average grant date fair value (in dollars per share)	$ 7.21	$ 7.31	$ 8.51
2007 ESPP
Compensation
Maximum number of shares that can be purchased under ESPP	15
Offering period for stock purchase plan (in months)	6
Employee purchase price, percentage of fair market value of ordinary shares	85.00%
Shares of common stock purchased for ESPP	3
Average price of shares of common stock purchased for ESPP (in dollars per share)	$ 26.90
Shares of common stock available for issue under ESPP	5
Restricted stock awards
Compensation
Compensation expense related to share-based compensation	$ 21	$ 23	$ 29